PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the second Annual Report for Federated Bond Index Fund, which covers the period from June 1, 1996, through May 31, 1997.

Federated Bond Index Fund pursues the investment performance of the overall bond market as measured by the Lehman Brothers Aggregate Bond Index.* This index is a benchmark for broad bond market performance and includes U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities.

To efficiently pursue the performance of this index, Federated Bond Index Fund invests all of its assets in Bond Index Portfolio, a mutual fund with the same investment objective.+

The report opens with a commentary by the portfolio manager of Bond Index Portfolio, followed by a series of charts that show total return performance for Institutional Shares and Institutional Service Shares. These charts incorporate the performance record of Bond Index Portfolio from its inception on July 11, 1994, through February 22, 1996. From February 22, 1996, through May 31, 1997, the performance is that of Federated Bond Index Fund. Also included are the financial statements of Federated Bond Index Fund, and a complete listing of the holdings in which it invests through the Bond Index Portfolio.

At the end of the reporting period, the $40 million in assets of the Bond Index Portfolio were well diversified across U.S. Treasury notes and bonds (46.9%), mortgage-backed securities (28.1%), corporate bonds (17.7%), government agency securities (3.7%), asset-backed securities (0.3%), and a repurchase agreement (3.1%).

Over its fiscal year, Federated Bond Index Fund provided relatively strong performance. Institutional Shares delivered a total return of 7.97% through a share price increase of $0.06 and dividends totaling $0.48 per share. Institutional Service Shares produced a total return of 7.70% through a share price increase of $0.06 and dividends totaling $0.46 per share.**

Thank you for participating in the performance potential of the overall bond market through Federated Bond Index Fund. We look forward to keeping you up-to-date on your investment. As always, we welcome your comments or questions.

Sincerely,
[Graphic]

J. Christopher Donahue
President

July 15, 1997

* Lehman Brothers Aggregate Bond Index is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities comprised of U.S. Treasury and agency obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Investments cannot be made in an index.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Federated Bond Index Fund, Institutional Shares and Institutional
  Service Shares, invests all of its assets through a two-tier Hub and Spoke fund structure (Hub and Spoke is a registered service mark of Signature Financial Group, Inc. and is used under a license with Federated Services Company).

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Bond Index Fund's portfolio is managed to track the characteristics of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index comprised of U.S. Treasury, agency, and mortgage-backed securities and investment-grade corporate bonds with maturities of at least one year.

During the first half of the fund's fiscal year, the fixed-income market benefited from moderate economic growth, benign inflation, a stronger dollar, and unprecedented foreign demand. The 10-year Treasury note yield fell from 6.85% at the end of May 1996 to 6.04% at the end of November 1996 while the 2- to 30-year portion of the yield curve steepened slightly from 75 to 77 basis points. During the second half of the reporting period, the fixed-income market followed the trend of selling off in response to stronger economic growth and rallying in response to subdued inflation. However, when Federal Reserve Board (the "Fed") Chairman Greenspan's semi-annual Humphrey-Hawkins testimony near the end of February 1997 warned of the possibility of a preemptive tightening, the market focused on stronger economic growth rather than benign inflation. After remaining on hold for over a year and citing persisting strength in demand as increasing the risk of inflationary imbalances, on March 25, 1997, the Fed increased the fed funds target rate from 5.25% to 5.50%. This was the first tightening of monetary policy in over two years, resulting in higher yields and a flatter yield curve. The 10-year Treasury note yield ended May 1997 at 6.66% with the 2- to 30-year spread narrowing to 71 basis points.

The fund's Institutional Shares total return for the fiscal year ended May 31, 1997, was 7.97% compared to 8.32% for the Lehman Brothers Aggregate Bond Index.* Spread products performed well during this time period with mortgage-backed and corporate securities outperforming government securities.

* Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED BOND INDEX FUND
(INSTITUTIONAL SHARES)

   GROWTH OF $10,000 INVESTED IN FEDERATED BOND INDEX FUND (INSTITUTIONAL
                                  SHARES)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Bond Index Fund (the "Fund") (Institutional Shares) from July 11, 1994 (start of performance) to May 31, 1997, compared to the Lehman Brothers Aggregate Bond Index ("LBAG").**

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX A

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MAY 31, 1997
1 Year                                                    7.97%
Start of Performance (7/11/94) (cumulative)               24.83%
Start of Performance (7/11/94) (annualized)               7.98%

        PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Performance information for periods prior to February 22, 1996, is related to Bond Index Portfolio in which Federated Bond Index Fund invests all of its assets through a two-tier Hub and Spoke fund structure (Hub and Spoke is a registered service mark of Signature Financial Group, Inc. and is used under a license with Federated Services Company). Effective January 2, 1996, Bond Index Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio, a portfolio of St. James Portfolios. Therefore, performance information for periods prior to January 2, 1996, includes that of Bond Market Portfolio. Future performance of the Federated Bond Index Fund will be affected by differences in expenses.

** The fund's performance assumes the reinvestment of all dividends and distributions. The LBAG has been adjusted to reflect reinvestment of dividends on securities in the index. The LBAG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. This index is unmanaged.

FEDERATED BOND INDEX FUND
(INSTITUTIONAL SERVICE SHARES)

   GROWTH OF $10,000 INVESTED IN FEDERATED BOND INDEX FUND (INSTITUTIONAL
                              SERVICE SHARES)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Bond Index Fund (the "Fund") (Institutional Service Shares) from July 11, 1994 (start of performance) to May 31, 1997, compared to the Lehman Brothers Aggregate Bond Index ("LBAG").**

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX B

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MAY 31, 1997
1 Year                                                 7.70%
Start of Performance (7/11/94) (cumulative)           24.50%
Start of Performance (7/11/94) (annualized)            7.88%

        PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Performance information for periods prior to February 22, 1996 is related to Bond Index Portfolio in which Federated Bond Index Fund invests all of its assets through a two-tier Hub and Spoke fund structure (Hub and Spoke is a registered service mark of Signature Financial Group, Inc. and is used under a license with Federated Services Company). Effective January 2, 1996, Bond Index Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio, a portfolio of St. James Portfolios. Therefore, performance information for periods prior to January 2, 1996, includes that of Bond Market Portfolio. Future performance of the Federated Bond Index Fund will be affected by differences in expenses, including the imposition of a Rule 12b-1 distribution fee.

** The fund's performance assumes the reinvestment of all dividends and distributions. The LBAG has been adjusted to reflect reinvestment of dividends on securities in the index. The LBAG is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. This index is unmanaged.

FEDERATED BOND INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997


 ASSETS:

 Total investments in the Portfolio, at value                                                 $       25,154,248
 Receivable for shares sold                                                                                8,480
 Prepaid expenses                                                                                         25,880
    Total assets                                                                                      25,188,608

 LIABILITIES:

 Payable for shares redeemed                                                      $    11,410
 Income distribution payable                                                          100,087
 Accrued expenses                                                                      82,662
    Total liabilities                                                                                    194,159
 NET ASSETS for 3,558,148 shares outstanding                                                  $       24,994,449
 NET ASSETS CONSIST OF:

 Paid in capital                                                                              $       25,101,509
 Net unrealized depreciation of investments in the Portfolio
(142,015)

 Accumulated net realized gain on investments in the Portfolio                                            32,002
 Undistributed net investment income                                                                       2,953

    Total Net Assets                                                                          $       24,994,449
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:

 $20,598,922 / 2,932,382 shares outstanding                                                                $7.02
 INSTITUTIONAL SERVICE SHARES:
 $4,395,527 / 625,766 shares outstanding                                                                   $7.02

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                      $   1,029,040
 Expenses allocated from the Portfolio                                                               (28,859)
     Net investment income allocated from the Portfolio                                            1,000,181
 EXPENSES:
 Administrative personnel and services fee                                      $    89,754
 Custodian fees                                                                       2,790
 Transfer and dividend disbursing agent fees and expenses                            42,800
 Directors'/Trustees' fees                                                            5,030
 Auditing fees                                                                        7,563
 Legal fees                                                                           3,000
 Portfolio accounting fees                                                           53,364
 Shareholder services fee -- Institutional Service Shares                             2,469
 Share registration costs                                                            25,949
 Printing and postage                                                                23,363
 Insurance premiums                                                                   3,054
 Miscellaneous                                                                        2,500
     Total expenses                                                                 261,636
 Reimbursement --

     Reimbursement of other operating expenses                                     (246,226)
          Net expenses                                                                                15,410
                     Net investment income                                                           984,771
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE PORTFOLIO:
 Net realized gain on investment transactions allocated from the Portfolio                            31,796
 Net change in unrealized depreciation of investments allocated from the                             (61,204)
 Portfolio
     Net realized and unrealized loss on investments allocated from the

     Portfolio                                                                                       (29,408)
          Change in net assets resulting from operations                                       $     955,363

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                        YEAR ENDED MAY 31,
                                                                                        1997           1996*

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                           $        984,771 $       40,256
 Net realized gain on investments in the Portfolio ($15,128 net loss and
 $0, respectively, as computed for federal tax purposes)                                   31,796            206
 Net change in unrealized depreciation of investments in the Portfolio                    (61,204)
(80,811)

  Change in net assets resulting from operations                                          955,363
(40,349)
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income

  Institutional Shares                                                                   (916,368)

(40,252)

  Institutional Service Shares                                                            (65,450)

(4)

  Change in net assets resulting from distributions to shareholders                      (981,818)
(40,256)
 SHARE TRANSACTIONS --

 Proceeds from sale of shares                                                          28,329,040      7,689,089
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                   142,180          5,918
 Cost of shares redeemed                                                              (10,859,953)
(304,765)

  Change in net assets resulting from share transactions                               17,611,267      7,390,242
  Change in net assets                                                                 17,584,812      7,309,637
 NET ASSETS:

 Beginning of period                                                                    7,409,637        100,000
 End of period (including undistributed net investment income of
 $2,953 and $0, respectively)                                                    $     24,994,449 $    7,409,637

* For the period from February 22, 1996, (start of performance) to May
  31, 1996.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                            YEAR ENDED MAY 31,
                                                                                            1997         1996(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                                                      $ 6.96        $ 7.25

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                                      0.48          0.12
  Net realized and unrealized gain (loss) on investments from the Portfolio                  0.06         (0.29)
  Total from investment operations                                                           0.54         (0.17)
 LESS DISTRIBUTIONS

  Distributions from net investment income                                                  (0.48)        (0.12)
 NET ASSET VALUE, END OF PERIOD                                                            $ 7.02        $ 6.96
 TOTAL RETURN(B)                                                                             7.97%
(2.32%)

 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                                                   0.29%
0.09%*

  Net investment income                                                                      6.83%
7.01%*

  Expense waiver/reimbursement(c)                                                            1.73%
8.18%*

 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                                                 $20,599        $7,409

* Computed on an annualized basis.

(a) Reflects operations for the period from February 22, 1996 (start of performance) to May 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND INDEX FUND

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                            YEAR ENDED MAY 31,
                                                                                             1997       1996(A)

 NET ASSET VALUE, BEGINNING OF PERIOD                                                       $ 6.96       $ 7.25

 INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                                                       0.46         0.12
  Net realized and unrealized gain (loss) on investments from the Portfolio                   0.06        (0.29)
  Total from investment operations                                                            0.52        (0.17)
 LESS DISTRIBUTIONS

  Distributions from net investment income                                                   (0.46)       (0.12)
 NET ASSET VALUE, END OF PERIOD                                                             $ 7.02       $ 6.96
 TOTAL RETURN(B)                                                                              7.70%
(2.32%)

 RATIOS TO AVERAGE NET ASSETS

  Expenses                                                                                    0.54%
0.09%*

  Net investment income                                                                       6.64%
7.01%*

  Expense waiver/reimbursement(c)                                                             1.37%
8.18%*

 SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                                                   $4,396         $0.2

* Computed on an annualized basis.

(a) Reflects operations for the period from February 22,1996 (start of performance) to May 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INVESTMENT TRUST
FEDERATED BOND INDEX FUND
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997

(1) ORGANIZATION

Federated Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Trust currently consists of one fund. The financial statements included herein are those of Federated Bond Index Fund (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index, a broad market-weighted index which encompasses U.S. Treasury and agency securities, corporate investment grade bonds, and mortgage-backed securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Bond Index Portfolio (the "Portfolio"), a portfolio of Federated Investment Portfolios, an open-end diversified management investment company. The Fund has the same investment objective and policies as the Portfolio. The value of the Fund's investment reflects its proportionate beneficial interest in the net assets of the Portfolio. At May 31, 1997, the Fund's beneficial interest in the Portfolio was 62.5%.

Federated Research Corp. is the investment adviser for the Portfolio (the" Adviser"). The Adviser has delegated the daily management of the security holdings of the Portfolio to the investment manager, United States Trust Company of New York ("U.S. Trust"), acting as subadviser. The advisory fee is charged to the Portfolio.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principals.

  VALUATION OF INVESTMENTS -- Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial
  Statements which are included elsewhere in this report.

  INVESTMENT INCOME -- The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated to the Fund and other investors in the Portfolio at the time of such determination.

  DIVIDENDS TO SHAREHOLDERS -- Dividends equal to all or substantially all of the Fund's net investment income will be declared daily and paid at least once a month. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually.

  FEDERAL INCOME TAXES -- It is the policy of the Fund to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute each year substantially all of its taxable income to its shareholders. For Federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

  At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $15,128, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR      EXPIRATION AMOUNT
       2005                $15,128

  Additionally, net capital losses of $7,922 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- All the net income of the Portfolio is allocated pro rata to the Fund and the other investors in the Portfolio at the time of such determination.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the
"Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                             YEAR ENDED MAY 31,
                                                                   1997                          1996*

 INSTITUTIONAL SHARES                                     SHARES        AMOUNT           SHARES      AMOUNT

 Shares sold                                            3,399,030 $     23,963,635      1,093,118 $  7,688,791
 Shares issued to shareholders in payment
 of distributions declared                                 11,082           77,987            846        5,915
 Shares redeemed                                       (1,541,927)     (10,829,602)       (43,560)    (304,664)
  Net change resulting from Institutional

  Share transactions                                    1,868,185 $     13,212,020      1,050,404 $  7,390,042

                                                                             YEAR ENDED MAY 31,
                                                                   1997                          1996*

 INSTITUTIONAL SERVICE SHARES                             SHARES        AMOUNT           SHARES      AMOUNT

 Shares sold                                              620,929 $      4,365,405             41 $        298
 Shares issued to shareholders in
 payment of distributions declared                          9,149           64,193              1            3
 Shares redeemed                                           (4,340)         (30,351)           (14)        (101)
  Net change resulting from Institutional

  Service Share transactions                              625,738 $      4,399,247             28 $        200
  Net change resulting from Fund share transactions     2,493,923 $     17,611,267    1,050,432 $  7,390,242

* For the period from February 22, 1996 (start of performance) to May
  31, 1996.

(4) TRANSACTIONS WITH AFFILIATES

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ") under the Master Agreement for Administration and Management Services, provides the Fund with administrative personnel and services. This fee paid to FServ is based on the level of average daily net assets of the Fund for the period. The administrative fee received during any fiscal year shall be at least $60,000 per fund and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary Federated Shareholder Services Company
  ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational expenses of $50,320 were borne initially by FServ. The Fund has agreed to reimburse FServ for the organizational expenses during the sixty-month period following effective date.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Additions and reductions in the Fund's investment in the Portfolio for the year ended May 31, 1997, were as follows:

ADDITIONS     $ 28,471,220
REDUCTIONS    $ 11,841,771

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of FEDERATED BOND INDEX
FUND:

We have audited the accompanying statement of assets and liabilities of Federated Bond Index Fund, a portfolio of Federated Investment Trust, as of May 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Index Fund at May 31, 1997, the results of its operations for the year then ended, and changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
July 15, 1997

BOND INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS

MAY 31, 1997

    PRINCIPAL

AMOUNT                                                                                                     VALUE

 ASSET-BACKED SECURITIES -- 0.3%
                 AUTOMOTIVE -- 0.3%

 $       109,913 Premier Auto Trust 1994-2, Class A3, 6.35%, 5/2/2000                      $           110,187
                  TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $108,899)         110,187
 CORPORATE BONDS -- 17.7%
                 AUTOMOBILE -- 1.1%

         475,000 Ford Motor Co., Debenture, 7.125%,

11/15/2025                                                       440,833

                 BANKING -- 0.8%
         300,000 Summit Bancorp, Bond, 8.40%,

3/15/2027                                                              302,082
                 BEVERAGE & TOBACCO -- 1.9%
         275,000 Anheuser-Busch Cos., Inc., Note, 7.00%,
9/1/2005                                                    273,586

         150,000 PepsiCo, Inc., Debenture, 7.625%,

12/18/1998                                                        152,835
         350,000 Philip Morris Cos., Inc., Note, 6.375%,
2/1/2006                                                    326,078

Total                                                                                              752,499

                 COMMUNICATIONS -- 2.3%
         200,000 Lucent Technologies, Inc., Note, 7.25%,

7/15/2006                                                   201,850
         450,000 Motorola, Inc., Debenture, 7.50%,

5/15/2025                                                         451,300
         250,000 Sprint Corp., Note, 8.125%,

7/15/2002                                                               262,183

Total                                                                                              915,333

                 DRUGS -- 0.6%

         250,000 American Home Products Corp., Note, 7.70%,
2/15/2000                                                256,300

                 ELECTRONICS -- 0.8%
         350,000 Oracle Corp., Sr. Note, 6.91%,

2/15/2007                                                            338,961

                 FINANCE -- 2.4%
         400,000 FINOVA Capital Corp., Note, 7.40%,

6/1/2007                                                         401,676
         250,000 Lehman Brothers Holdings, Inc., Note, 8.50%,
8/1/2015                                               262,840
         300,000 Salomon, Inc., Sr. Note, 7.75%,

5/15/2000                                                           307,278

Total                                                                                              971,794

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 CORPORATE BONDS -- CONTINUED
                 FINANCE - AUTOMOTIVE -- 0.7%

 $       300,000 General Motors Acceptance Corp., Note, 5.625%, 2/15/2001                    $           287,652
                 FOOD PRODUCTS -- 0.9%
         350,000 Nabisco, Inc., Unsecd. Note, 8.00%,
1/15/2000                                                       359,996
                 OIL & GAS -- 0.7%

         265,000 Occidental Petroleum Corp., Sr. Note, 10.125%, 11/15/2001                               296,328
                 RETAILERS -- 1.5%

         300,000 Penney (J.C.) Co., Inc., Note, 7.375%,
6/15/2004                                                    303,366

         300,000 Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004                           307,911

Total                                                                                              611,277
                 SOVEREIGN GOVERNMENT -- 2.0%
         150,000 Colombia, Republic of, Bond, 7.625%,
2/15/2007                                                      144,210
         300,000 Italy (Republic of), Debenture, 6.875%,
9/27/2023                                                   276,483

         400,000 Quebec, Province of, Debenture, 7.125%,
2/9/2024                                                    369,732

Total                                                                                              790,425

                 UTILITIES -- 2.0%
         275,000 Duke Power Co., 1st Ref. Mtg., 7.50%,

8/1/2025                                                      263,062
         500,000 Pacific Gas & Electric Co., 1st Ref. Mtg., 7.875%,

3/1/2002                                         519,270

Total                                                                                              782,332
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $7,177,723) 7,105,812
 GOVERNMENT AGENCIES -- 3.7%

                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.0%
         200,000 7.23%,

12/17/2002                                                                                   198,938
         175,000 7.90%,

9/19/2001                                                                                    182,929

Total                                                                                              381,867
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.0%
         390,000 7.50%,

2/11/2002                                                                                    403,346

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 GOVERNMENT AGENCIES -- CONTINUED
                 GOVERNMENT AGENCY -- 1.7%

 $       675,000 Private Export Funding Corp., 7.30%, 1/31/2002
$           692,341

                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,488,047) 1,477,554
 MORTGAGE-BACKED SECURITIES -- 28.1%

                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.7%
         410,723 6.50%,

2/1/2011                                                                                     401,350
         440,713 7.00%,
1/1/2012                                                                                     438,368
         318,922 7.00%,
5/1/2024                                                                                     312,942
         306,595 7.00%,
6/1/2024                                                                                     300,847
         372,910 7.00%,
1/1/2027                                                                                     363,468
         495,175 7.50%,
6/1/2026                                                                                     494,248
         296,337 7.50%,
11/1/2026                                                                                    295,688
         400,000 7.50%,

5/1/2027                                                                                     399,124
         256,537 8.00%,
7/1/2002                                                                                     262,574
         371,281 8.50%,
3/1/2025                                                                                     384,910
         225,438 9.00%,
4/1/2022                                                                                     239,690

Total                                                                                            3,893,209
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.9%
         300,000 7.00%,

5/1/2004                                                                                     300,000
         237,234 7.00%,
6/1/2009                                                                                     236,862
         381,916 7.00%,
5/1/2024                                                                                     374,156
         293,678 7.00%,
6/1/2024                                                                                     287,437
         297,527 7.50%,
6/1/2011                                                                                     300,874
         441,301 7.50%,
12/1/2011                                                                                    446,266
         236,733 7.50%,

2/1/2026                                                                                     236,141
         499,128 7.50%,
11/1/2026                                                                                    497,097
         466,255 8.00%,

3/1/2026                                                                                     474,414

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 MORTGAGE-BACKED SECURITIES -- CONTINUED

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
 $       394,782 8.50%, 8/1/2023
$           411,884
         465,875 8.50%,

10/1/2026                                                                                    481,598
         315,454 9.00%,

6/1/2025                                                                                     332,605

Total                                                                                            4,379,334
                 GOVERNMENT NATIONAL MORTGAGE ASSOCOCIATION -- 7.5%
         457,086 7.50%,

7/15/2011                                                                                    463,796
         431,039 7.50%,

6/15/2024                                                                                    431,172
         479,747 7.50%,

6/15/2024                                                                                    479,896
         479,674 7.50%,

6/15/2026                                                                                    477,722
         465,031 8.00%,

8/15/2026                                                                                    473,169
         385,673 8.00%,

1/15/2027                                                                                    392,422
         120,578 9.50%,

1/15/2019                                                                                    129,966
         164,038 9.50%,

10/15/2020                                                                                   176,728

Total                                                                                            3,024,871
            TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,162,834) 11,297,414
 U.S. TREASURY SECURITIES -- 46.9%
                 U.S. TREASURY BONDS -- 13.2%

         450,000 7.125%,

2/15/2023                                                                                   456,327
       3,375,000 7.25%,

5/15/2016                                                                                  3,472,571
       1,170,000 9.375%,

2/15/2006                                                                                 1,377,488

Total                                                                                            5,306,386
                 U.S. TREASURY NOTES -- 33.7%
       1,425,000 5.875%,

8/15/1998                                                                                 1,422,991
       1,505,000 6.25%,

2/15/2003                                                                                  1,484,547
       1,500,000 6.50%,

5/31/2001                                                                                  1,501,875
         450,000 6.50%,

5/15/2005                                                                                    446,063
         500,000 6.50%,

10/15/2006                                                                                   493,905
       2,200,000 7.00%,

4/15/1999                                                                                  2,231,614

BOND INDEX PORTFOLIO


    PRINCIPAL

AMOUNT                                                                                                     VALUE

 U.S. TREASURY SECURITIES -- CONTINUED
                 U.S. TREASURY NOTES -- CONTINUED

 $     1,025,000 7.125%, 10/15/1998
$         1,039,729

         975,000 7.25%,

5/15/2004                                                                                  1,009,886
       2,525,000 8.875%,

5/15/2000                                                                                 2,695,438
       1,200,000 9.00%,

5/15/1998                                                                                  1,234,308

Total                                                                                           13,560,356
                  TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $18,957,873) 18,866,742
 (A)REPURCHASE AGREEMENT -- 3.1%

       1,240,000 BT Securities Corp., 5,56%, dated 5/30/1997, due 6/2/1997
                 (AT AMORTIZED

COST)                                                                               1,240,000
                  TOTAL INVESTMENTS (IDENTIFIED COST $40,135,376)(B) $        40,097,709

(a) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $40,142,407. The net unrealized depreciation of investments on a federal tax basis amounts to $44,698 which is comprised of $200,103 appreciation and $244,801 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($40,230,345) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 1997

 ASSETS:
 Total investments in securities, at value (identified cost $40,135,376
 and tax cost $40,142,407)                                                              $40,097,709
 Cash                                                                                         2,371
 Income receivable                                                                          450,370
 Receivable for investments sold                                                            104,522
   Total assets                                                                          40,654,972

 LIABILITIES:

 Payable for investments purchased                                            $398,940
 Accrued expenses                                                               25,687

   Total liabilities                                                                        424,627
 NET ASSETS                                                                             $40,230,345

 NET ASSETS CONSIST OF:

 Paid in capital for beneficial interests                                               $40,230,345

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                        $ 2,117,053

 EXPENSES:

 Investment advisory fee                                                          $   73,686
 Administrative personnel and services fee                                            60,000
 Custodian fees                                                                       27,056
 Directors'/Trustees' fees                                                            11,700
 Auditing fees                                                                        20,258
 Legal fees                                                                            4,800
 Portfolio accounting fees                                                            72,162
 Printing and postage                                                                  2,500
 Insurance premiums                                                                    2,613
 Miscellaneous                                                                         2,381
     Total expenses                                                                  277,156
 Waivers and reimbursements --
     Waiver of investment advisory fee                              $  (73,686)
     Reimbursement of other operating expenses                        (144,521)
         Total waivers and reimbursements                                           (218,207)
                  Net expenses                                                                        58,949
                   Net investment income                                                           2,058,104
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                     54,299
 Net change in unrealized depreciation of investments                                                 65,788
     Net realized and unrealized gain on investments                                                 120,087
         Change in net assets resulting from operations                                          $ 2,178,191

(See Notes which are an integral part of the Financial Statements)

BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                                     YEAR ENDED MAY 31,
                                                                                  1997               1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS --

 Net investment income                                                    $       2,058,104   $     1,141,277
 Net realized gain on investments                                                    54,299           228,503
 Net change in unrealized appreciation (depreciation)                                65,788          (715,007)
  Change in net assets resulting from operations                                  2,178,191           654,773
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Additions                                                                       34,754,102        18,879,856
 Reductions                                                                     (19,301,390)      (13,216,042)
  Net increase from transactions in investors' beneficial interest               15,452,712         5,663,814
    Change in net assets                                                         17,630,903         6,318,587
 NET ASSETS:

 Beginning of period                                                             22,599,442        16,280,855
 End of period                                                            $      40,230,345   $    22,599,442

(See Notes which are an integral part of the Financial Statements)

FEDERATED INVESTMENT PORTFOLIOS
BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

MAY 31, 1997

1. ORGANIZATION

Federated Investment Portfolios (the "Portfolio Series") was organized as a Massachusetts business trust under a Declaration of Trust dated September 29, 1995. The Portfolio Series is currently comprised of one portfolio, Bond Index Portfolio (the "Portfolio"). The Declaration of Trust permits the Portfolio Series to issue an unlimited number of shares of beneficial interests in the Portfolio. The Portfolio, which began operations on January 2, 1996, is an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Portfolio is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  PREDECESSOR PORTFOLIO -- Effective January 2, 1996, (the "Transaction Date") the Portfolio received all of the assets of Excelsior Institutional Bond Index Fund, a series of Excelsior Institutional Trust, which had invested all of its assets in Bond Market Portfolio (the "Predecessor Portfolio"), a portfolio of St. James Portfolios, having a market value of $16,913,859, in exchange for shares of beneficial interest in the Portfolio. These assets acquired represented substantially all of the Predecessor Portfolio's assets as of the Transaction Date. The Statement of Changes in Net Assets, and Selected Financial Data presented herein include the operations and selected financial data of the Predecessor Portfolio for the periods prior to January 2, 1996.

  INVESTMENT VALUATIONS -- Listed corporate bonds and other fixed-income and asset backed securities are valued at the last sale price reported on national securities exchanges. Unlisted bonds and short-term obligations are valued at the prices provided by an independent pricing service. Short-term securities obtained with remaining maturities of sixty days or less may be stated at amortized cost, which approximates market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  REPURCHASE AGREEMENTS -- The Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolio's custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

  If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to a risk of loss in the event that the Portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  FEDERAL INCOME TAXES -- The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research Corp., the Portfolio's investment adviser (the "Adviser"), is entitled to receive for its services an annual investment advisory fee equal to 0.25% of the Portfolio's average daily net assets. The Adviser has entered into a subadvisory contract with the United States Trust Company of New York ("U.S. Trust"). Under the terms of the subadvisory contract, the Adviser is obligated to pay U.S. Trust an annual investment advisory fee equal to 0.12% of the Portfolio's average daily net assets. For the year ended May 31, 1997, the Adviser and U.S. Trust voluntarily agreed to waive all of their fees.

  ADMINISTRATIVE FEE -- Federated Administrative Services, Inc.
  ("FAS") provides the Portfolio with administrative personnel and services. The FAS fee is based upon 0.05% on the first $1 billion of average aggregate daily net assets of the Portfolio, subject to an annual minimum fee of $60,000.

  PORTFOLIO ACCOUNTING FEE -- Federated Services Company ("FServ"), an affiliate of FAS, maintains the Portfolio's accounting records for which it receives a fee. The fee is based on the level of the Portfolio's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN -- Effective June 5, 1996, State Street Bank and Trust Company became the custodian of the Portfolio's assets for which it receives a fee.

  Prior to June 5, 1996, Investors Bank & Trust Company ("IBT") served as custodian of the Portfolio's assets pursuant to a Custody
  Agreement between IBT and the Portfolio.

  GENERAL -- Certain of the Officers and Trustees of the Portfolio Series are Officers and Directors or Trustees of the above companies.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended May 31, 1997, were as follows:

COST OF PURCHASES      $30,943,318
PROCEEDS FROM SALES    $14,531,264

5. SELECTED FINANCIAL DATA

                          YEAR ENDED MAY 31,
                           1997 1996 1995(A)

 RATIOS TO AVERAGE NET ASSETS

  Expenses                               0.20%       0.09%       0.00%*
  Net investment income                  7.06%       7.00%       7.45%*
  Expense waiver/reimbursement(b)        0.75%       0.89%       0.69%*
 SUPPLEMENTAL DATA

  Portfolio turnover                       49%         43%         67%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 11, 1994 (date of initial public investment) to May 31, 1995.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Investors of the BOND INDEX PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of the Bond Index Portfolio, a series of Federated Investment Portfolios, as of May 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Bond Index Portfolio at May 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
July 15, 1997

TRUSTEES

John F. Donahue
J. Christopher Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
  Chairman

J. Christopher Donahue
  President

Edward C. Gonzales
  Executive Vice President

John W. McGonigle

  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher

  Vice President
Anthony R. Bosch

  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED BOND INDEX FUND
ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 1997

Federated Securities Corp., Distributor
[Graphic]

Cusip 313909103
Cusip 313909202
G01738-03 (7/97)

[Graphic]

                               APPENDIX

A. The graphic presentation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Bond Index Fund - Institutional Shares (the "Fund") is represented by a solid line. The Lehman Brothers Aggregate Bond Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Lehman Brothers Aggregate Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of business, July 11, 1994, through May 31, 1997. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers Aggregate Bond Index; the ending values are 12,483 and 12,630, respectively.

B. The graphic presentation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Bond Index Fund - Institutional Service Shares (the "Fund") is represented by a solid line. The Lehman Brothers Aggregate Bond Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Lehman Brothers Aggregate Bond Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of business, July 11, 1994, through May 31, 1997. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers Aggregate Bond Index; the ending values are 12,450 and 12,630, respectively.